Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Schedule of Prepayments of Non-Current and Current
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Non-current prepayments
Consultant services	-	9,459,196	2,330,712
Licensing	-	8,262,047	2,035,740
Server infrastructure	-	28,483,410	7,018,211
Project management services	-	4,853,954	1,195,997
	-	51,058,607	12,580,660

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Current prepayments
Consultant services	-	2,522,452	621,523
Project management services	-	1,239,306	305,361
	-	3,761,758	926,884